Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Feb. 03, 2024	Jan. 28, 2023	Jan. 29, 2022	Jan. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			AVERAGE	AVERAGE	VALUE OF INITIAL FIXED $100
			SUMMARY	COMPENSATION	INVESTMENT BASED ON:
			COMPENSATION	ACTUALLY		PEER
			TABLE TOTAL	PAID TO		GROUP
	SUMMARY	COMPENSATION	FOR NON-PEO	NON-PEO	TOTAL	TOTAL	NET	ADJUSTED
	COMPENSATION	ACTUALLY	NAMED	NAMED	SHARE-	SHARE-	INCOME	EBITDA (4)
	TABLE TOTAL	PAID TO PEO	EXECUTIVE	EXECUTIVE	HOLDER	HOLDER	($ IS IN	($ IS IN
YEAR	FOR PEO	(1)	OFFICERS (2)	OFFICERS(2)	RETURN	RETURN (3)	MILLIONS)	MILLIONS)
2023	11,821,259	5,556,761	4,073,066	2,751,686	133.73	175.69	105	2,317
2022	11,055,991	6,582,240	2,906,394	1,397,507	158.85	168.26	1,177	2,648
2021	12,290,931	34,457,910	3,480,607	7,504,335	169.84	188.51	1,430	3,320
2020	11,083,293	18,363,349	2,809,887	4,015,291	99.12	206.63	(3,944)	117

(1)	Mr. Gennette was the only executive officer included as a PEO for each fiscal year covered in the table.

Amounts deducted from the Summary Compensation Table Total for PEO to calculate Compensation Actually Paid to PEO for 2023 include $308,326 reflecting aggregate change in actuarial present value of benefit under defined benefit and actuarial pension plans, $8,226,596 for value of stock awards and $0 for value of option awards.

Amounts added to (or subtracted from) Summary Compensation Table Compensation Total for PEO to calculate Compensation Actually Paid to PEO include $8,088,343 for fair value of RSU, PRSU and option awards granted in the year that remain outstanding and unvested at end of year, ($3,497,355) for change in fair value during the year for RSU, PRSU and option awards granted in prior years that were outstanding and unvested at end of year, ($2,618,339) for change in fair value of RSU, PRSU and option awards that vested during the year, 0 for fair value of PRSU awards that failed to meet vesting conditions in the year and 297,775 for dividend equivalents.

(2)	The Named Executive Officers included in the calculation of Average Summary Compensation Table Total for Non-PEO Named Executive Officers were for 2023 – Messrs. Spring and Mitchell and Mses. Garcia, Kirgan and Preston.

Amounts (as averages) deducted from the Summary Compensation Table Total for Non-PEO Named Executive Officers to calculate Compensation Actually Paid to Non-PEO Named Executive Officers for 2023 include $20,114 reflecting aggregate change in actuarial present value of benefit under defined benefit and actuarial pension plans, $2,719,732 for value of stock awards and $0 for value of option awards.

Amounts added to (or subtracted from) Average Summary Compensation Table Compensation Total for Non-PEO Named Executive Officers to calculate Average Compensation Actually Paid to Non-PEO Named Executive Officers for 2023 include $2,597,896 for fair value of RSU, PRSU and option awards granted in the year that remain outstanding and unvested at end of year, ($670,481) for change in fair value during the year for RSU, PRSU and options awards granted in prior years that were outstanding and unvested at end of year, ($557,460) for change in fair value of RSU, PRSU and option awards that vested during the year, 0 for fair value of PRSU awards that failed to meet vesting conditions in the year and $48,511 for dividend equivalents.

Fair value at the relevant times of PRSU awards subject to achievement of performance conditions is based on the Company’s estimate of the probable outcome of units being earned. Assumptions used to estimate fair value of stock and option awards are the same as those disclosed as of the date of grant of the award

(3)	The peer group is the S&P Retail Select Industry Index.
(4)

We chose Adjusted EBITDA as our Company selected measure for evaluating Pay versus Performance because it is a key metric in our Annual Incentive Plan and Long-term Incentive Plan. See “Non-GAAP Metrics” in “Compensation Discussion and Analysis” for definition of Adjusted EBITDA.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	Mr. Gennette was the only executive officer included as a PEO for each fiscal year covered in the table.
	The Named Executive Officers included in the calculation of Average Summary Compensation Table Total for Non-PEO Named Executive Officers were for 2023 – Messrs. Spring and Mitchell and Mses. Garcia, Kirgan and Preston.
Peer Group Issuers, Footnote
(3)	The peer group is the S&P Retail Select Industry Index.

PEO Total Compensation Amount	$ 11,821,259	$ 11,055,991	$ 12,290,931	$ 11,083,293
PEO Actually Paid Compensation Amount	$ 5,556,761	6,582,240	34,457,910	18,363,349
Adjustment To PEO Compensation, Footnote

Amounts deducted from the Summary Compensation Table Total for PEO to calculate Compensation Actually Paid to PEO for 2023 include $308,326 reflecting aggregate change in actuarial present value of benefit under defined benefit and actuarial pension plans, $8,226,596 for value of stock awards and $0 for value of option awards.

Amounts added to (or subtracted from) Summary Compensation Table Compensation Total for PEO to calculate Compensation Actually Paid to PEO include $8,088,343 for fair value of RSU, PRSU and option awards granted in the year that remain outstanding and unvested at end of year, ($3,497,355) for change in fair value during the year for RSU, PRSU and option awards granted in prior years that were outstanding and unvested at end of year, ($2,618,339) for change in fair value of RSU, PRSU and option awards that vested during the year, 0 for fair value of PRSU awards that failed to meet vesting conditions in the year and 297,775 for dividend equivalents.

Non-PEO NEO Average Total Compensation Amount	$ 4,073,066	2,906,394	3,480,607	2,809,887
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,751,686	1,397,507	7,504,335	4,015,291
Adjustment to Non-PEO NEO Compensation Footnote

Amounts (as averages) deducted from the Summary Compensation Table Total for Non-PEO Named Executive Officers to calculate Compensation Actually Paid to Non-PEO Named Executive Officers for 2023 include $20,114 reflecting aggregate change in actuarial present value of benefit under defined benefit and actuarial pension plans, $2,719,732 for value of stock awards and $0 for value of option awards.

Amounts added to (or subtracted from) Average Summary Compensation Table Compensation Total for Non-PEO Named Executive Officers to calculate Average Compensation Actually Paid to Non-PEO Named Executive Officers for 2023 include $2,597,896 for fair value of RSU, PRSU and option awards granted in the year that remain outstanding and unvested at end of year, ($670,481) for change in fair value during the year for RSU, PRSU and options awards granted in prior years that were outstanding and unvested at end of year, ($557,460) for change in fair value of RSU, PRSU and option awards that vested during the year, 0 for fair value of PRSU awards that failed to meet vesting conditions in the year and $48,511 for dividend equivalents.

Fair value at the relevant times of PRSU awards subject to achievement of performance conditions is based on the Company’s estimate of the probable outcome of units being earned. Assumptions used to estimate fair value of stock and option awards are the same as those disclosed as of the date of grant of the award

Compensation Actually Paid vs. Company Selected Measure	The following charts present the relationship of CAP to TSR, Net Income and Adjusted EBITDA, as well as the relationship between our TSR and the TSR of the S&P Retail Select Industry Index.

Tabular List, Table

Performance Measures

The most important financial performance measures used to link compensation actually paid to the Company’s NEOs with the Company’s performance for 2023 are as follows:

●	Adjusted EBITDA
●	Total revenue
●	Relative total shareholder return

Total Shareholder Return Amount	$ 133.73	158.85	169.84	99.12
Peer Group Total Shareholder Return Amount	175.69	168.26	188.51	206.63
Net Income (Loss)	$ 105,000,000	$ 1,177,000,000	$ 1,430,000,000	$ (3,944,000,000)
Company Selected Measure Amount	2,317,000,000	2,648,000,000	3,320,000,000	117,000,000
PEO Name	Mr. Gennette
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(4)

We chose Adjusted EBITDA as our Company selected measure for evaluating Pay versus Performance because it is a key metric in our Annual Incentive Plan and Long-term Incentive Plan. See “Non-GAAP Metrics” in “Compensation Discussion and Analysis” for definition of Adjusted EBITDA.

Measure:: 2
Pay vs Performance Disclosure
Name	Total revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Relative total shareholder return
PEO | Change in actuarial present value of benefit under defined benefit and actuarial pension plans
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (308,326)
PEO | Change in value of stock awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,226,596)
PEO | Change in value of option awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity awards adjustments fair value of PRSU awards that failed to meet vesting conditions in the year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity awards adjustments fair value of RSU, PRSU and option awards granted in prior or current year(s) and vested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,618,339)
PEO | Equity awards adjustments change in fair value during the year for RSU, PRSU and option awards granted in prior years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,497,355)
PEO | Equity awards adjustments dividends paid on earned PRSUs
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	297,775
PEO | Equity awards adjustments fair value of RSU, PRSU and option awards granted remain outstanding and unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,088,343
Non-PEO NEO | Change in actuarial present value of benefit under defined benefit and actuarial pension plans
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,114)
Non-PEO NEO | Change in value of stock awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,719,732)
Non-PEO NEO | Change in value of option awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity awards adjustments fair value of PRSU awards that failed to meet vesting conditions in the year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity awards adjustments fair value of RSU, PRSU and option awards granted in prior or current year(s) and vested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(557,460)
Non-PEO NEO | Equity awards adjustments change in fair value during the year for RSU, PRSU and option awards granted in prior years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(670,481)
Non-PEO NEO | Equity awards adjustments dividends paid on earned PRSUs
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	48,511
Non-PEO NEO | Equity awards adjustments fair value of RSU, PRSU and option awards granted remain outstanding and unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,597,896